497(e)
                                                                       333-81501

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

EQUI-VEST (EQUI-VEST SERIES 100, 200, 300, 400, 500, 800)
EQUI-VEST EMPLOYER SPONSORED (EQUI-VEST SERIES 100, 200, 300, 400, EQUI-VEST VANTAGE, EQUI-VEST ADVANTAGE)
EQUI-VEST EXPRESS
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.  Combination of certain variable investment options

o The following is added as a new section under "More Information" in each prospectus:

    Combination of certain variable investment options:

    On or about November 8, 2002, subject to any necessary approvals, interests in the EQ/Balanced, EQ/Alliance International, EQ/Marsico Focus and EQ/Capital Guardian Research options, (the "surviving options") will replace interests in the EQ/Alliance Growth Investors, EQ/Alliance Global, EQ/Evergreen Omega and EQ/MFS Research investment options, respectively
    (the "replaced options"). We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

o APPLICABLE TO EQUI-VEST 100 AND 200 CONTRACTS ONLY: At the time of the combination of variable investment options for Series 100 and 200, the limitation on total Separate Account A annual expenses (not including the Trusts' fees and other expenses) for the EQ/Balanced option will be 1.34% instead of 1.49%. At that time, all references to this expense limitation in each affected prospectus are accordingly changed.

2.  Portfolio name change:

    Effective November 8, 2002, the name of the "EQ/Alliance
    Money Market" portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in the prospectuses are changed accordingly.

3. The following is added as a new section under "Tax Information" in each prospectus:

    Tax Changes

    On January 1, 2003, regulations will become effective that govern Required Minimum Distributions from certain tax qualified plans and arrangements including those under Code Sections 401and 457(b), TSAs and other Code
    Section 403(b) arrangements, and Code Section 408 individual retirement arrangements. Part of the new regulation provides that Required Minimum Distribution payments be calculated using not only your annuity contract value, but also the actuarial value of any other contractual benefits, such as minimum survivor benefits. This requirement doesn't apply to contracts that are irrevocably annuitized. We and other issuers of annuity contracts are seeking clarification of the new regulations. You may want to discuss with your tax advisor the potential implication of these regulations before you purchase this annuity contract or purchase additional features under this annuity contract.

4. References to the new advisers listed below replace references to the previous advisers listed below in the chart set forth in "Contract features and benefits" under "Portfolios of the Trusts" in each prospectus.

-------------------------------------------------------------------------------------------------------------------
 PORTFOLIO                            PREVIOUS ADVISER                           NEW ADVISER
-------------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap   MFS Investment Management                  Provident Investment Counsel, Inc.
     Growth Portfolio

     AXA Premier VIP Small/Mid Cap   The Boston Company Asset Management, LLC   Wellington Management Company, LLP
     Value Portfolio
-------------------------------------------------------------------------------------------------------------------

                                                                          X00427

5.  Applicable to EQUI-VEST Series 800 contracts only:

o In "Accessing your money" under "Selecting an annuity payout option," the following replaces the second paragraph (including items (i) through (iv)).

    You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin any time before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option.

    Effective August 2002, the maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday and for contracts issued in New York is:

    (i) The contract date anniversary that follows the annuitant's 90th birthday if the annuitant was not older than age 80 when the contract was issued;

    (ii) The contract date anniversary that is 10 years after the date the contract was issued if the annuitant was ages 81 through 85 when the contract was issued;

    (iii) The contract date anniversary that follows the annuitant's 95th birthday if the annuitant was ages 86 through 90 when the contract was issued.

o In "Contract features and benefits," under "How you can purchase and contribute to your contract," the following information is deleted each time it appears:

    O through 85 in New York

o In "Charges and Expenses," under "Withdrawal Charge," the last sentence in the fourth paragraph is deleted in its entirety.





            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


EQUI-VEST (EQUI-VEST SERIES 100, 200, 300, 400, 500, 800)
EQUI-VEST EMPLOYER SPONSORED (EQUI-VEST SERIES 100, 200, 300, 400, EQUI-VEST VANTAGE, EQUI-VEST ADVANTAGE)
EQUI-VEST EXPRESS
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   Combination of certain variable investment options

o The following is added as a new section under "More Information" in each prospectus:

     Combination of certain variable investment options:

  On or about November 8, 2002, subject to any necessary approvals, interests in the EQ/Balanced, EQ/Alliance International, EQ/Marsico Focus and EQ/Capital Guardian Research options, (the "surviving options") will replace interests in the EQ/Alliance Growth Investors, EQ/Alliance Global, EQ/Evergreen Omega and EQ/MFS Research investment options, respectively ( the "replaced options"). We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option."

o APPLICABLE TO EQUI-VEST 100 AND 200 CONTRACTS ONLY: At the time of the combination of variable investment options for Series 100 and 200, the limitation on total Separate Account A annual expenses (not including the Trusts' fees and other expenses) for the EQ/Balanced option will be 1.34% instead of 1.49%. At that time, all references to this expense limitation in each affected prospectus are accordingly changed.

2.   Portfolio name change

  Effective November 8, 2002, the name of the "EQ/Alliance Money Market" portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in the prospectuses are changed accordingly.

3. The following is added as a new section under "Tax Information" in each prospectus:

     Tax Changes

  On January 1, 2003, regulations will become effective that govern Required Minimum Distributions from certain tax qualified plans and arrangements including those under Code Sections 401and 457(b), TSAs and other Code
  Section 403(b) arrangements, and Code Section 408 individual retirement arrangements. Part of the new regulation provides that Required Minimum Distribution payments be calculated using not only your annuity contract value, but also the actuarial value of any other contractual benefits, such as minimum survivor benefits. This requirement doesn't apply to contracts that are irrevocably annuitized. We and other issuers of annuity contracts are seeking clarification of the new regulations.

4. References to the new advisers listed below replace references to the previous advisers listed below in the chart set forth in "Contract features and benefits" under "Portfolios of the Trusts" in each prospectus.



 Portfolio                            Previous Adviser                           New Adviser
     AXA Premier VIP Small/Mid Cap   MFS Investment Management                  Provident Investment Counsel, Inc.
     Growth Portfolio
                                     The Boston Company Asset Management, LLC   Wellington Management Company, LLP
     AXA Premier VIP Small/Mid Cap
     Value Portfolio


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


                                                                          X00428
                                                                        IN-FORCE